Dreyfus Institutional Reserves Funds
-Dreyfus Institutional Preferred Government Money Market Fund

Incorporated herein by reference are the supplements to the Registrant's prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 30, 2015 (SEC Accession No. 0001423799-15-000065).